Other Income - Summary Of Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure Of Detailed Information Of Other Income [Line Items]
Bank and other interest income	$ 15,945	$ 743		$ 18
Government grant	56	117		152
Others	51	7		1
Total	$ 16,052	$ 867	[1]	$ 171	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.